Intangible assets (Tables)	12 Months Ended
Sep. 30, 2019
Intangible assets
Schedule of changes in intangible assets, including goodwill

	Consolidated		Parent Entity
$m	2019	2018	2019	2018
Goodwill
Opening balance	8,890	9,012	6,844	6,844
Disposals[1]	—	(15)	—	—
Impairment[1]	—	(105)	—	—
Other adjustments	5	(2)	—	—
Closing balance	8,895	8,890	6,844	6,844
Computer software
Opening balance	2,177	1,916	2,014	1,758
Additions	906	882	846	823
Impairment	(25)	(2)	(25)	(2)
Amortisation	(694)	(618)	(628)	(565)
Other adjustments	1	(1)	—	—
Closing balance	2,365	2,177	2,207	2,014
Cost	6,395	5,727	5,464	4,861
Accumulated amortisation and impairment	(4,030)	(3,550)	(3,257)	(2,847)
Carrying amount	2,365	2,177	2,207	2,014
Brand Names
Opening balance	670	670	636	636
Closing balance	670	670	636	636
Carrying amount	670	670	636	636
Core deposit intangibles
Opening balance	—	21	—	21
Amortisation	—	(21)	—	(21)
Closing balance	—	—	—	—
Cost	—	1,494	—	1,279
Accumulated amortisation	—	(1,494)	—	(1,279)
Carrying amount	—	—	—	—
Other intangible assets
Opening balance	26	33	—	—
Additions through business combination	—	—	—	—
Amortisation	(3)	(7)	—	—
Closing balance	23	26	—	—
Cost	144	391	—	160
Accumulated amortisation and impairment	(121)	(365)	—	(160)
Carrying amount	23	26	—	—
Total intangible assets	11,953	11,763	9,687	9,494

1.

The sale of Hastings’ overseas operations and subsequent exit of Hastings’ Australian operations resulted in the entire balance of goodwill previously allocated to Hastings being derecognised ($15m) or impaired ($105m) in 2018.

Schedule of allocation of goodwill to CGUs

	Consolidated		Parent Entity
$m	2019	2018	2019	2018
Consumer	4,060	3,359	3,144	3,144
Business	3,860	2,513	3,213	2,378
Westpac Institutional Bank	487	487	487	487
BT Financial Group (Australia)	—	2,048	—	835
New Zealand	488	483	—	—
Total goodwill	8,895	8,890	6,844	6,844
1.

In 2019, BT Financial Group (Australia)’s goodwill has been reallocated to Consumer and Business as a result of the restructure of its operations. Refer to Note 2 for further details of the restructure.